Note 7 - Classes of the Loan Portfolio Summarized by Nonaccrual Loans and Still Accruing (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Commercial And Industrial [Member]
Loans, nonacrrual status	$ 965,000	$ 1,450,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real Estate Construction Porfolio Segment [Member]
Loans, nonacrrual status	34,000	130,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, nonacrrual status	3,949,000	4,122,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing		0
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, nonacrrual status	1,714,000	1,842,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer Portfolio Segment [Member]
Loans, nonacrrual status		1,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,000	2,000
Loans, nonacrrual status	6,662,000	7,545,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 2,000